Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 40,888	257,345	500,618
Restricted cash	14	88	245
Short-term investments
Trading securities	112	708	523
Available-for-sale securities	38,941	245,090	231,339
Term deposits	808	5,088	8,154
Trade receivables:
Billed, less allowance for doubtful accounts of RMB34,001 in 2010 and RMB4,378 in 2011	389	2,449	1,488
Unbilled	234	1,472	554
Inventories	500	3,146	2,161
Amounts due from related parties	198	1,248
Prepaid expenses and other current assets	1,360	8,561	7,503
Deferred tax assets	50	311	794
Total current assets	83,494	525,506	753,379
Real estate property under development	48,534	305,469
Property and equipment, net	28,483	179,265	188,481
Investments under cost method	1,841	11,590	15,481
Investments under equity method	36,635	230,579
Acquired intangible assets, net	4,649	29,258	31,666
Other non-current assets	73	457	577
TOTAL ASSETS	203,709	1,282,124	989,584
Current liabilities:
Option liabilities	1,260	7,932	4,560
Accounts payable and accrued expenses	2,612	16,442	12,552
Advances from customers	1,581	9,951	5,919
Deferred revenue	2,277	14,332	10,699
Income taxes payable	102	640	316
Other taxes payable	244	1,537	984
Unrecognized tax liabilities	132	829	621
Total current liabilities	8,208	51,663	35,651
Non-current liabilities:
Deferred subsidies	38,170	240,240
Deferred tax liabilities	8	51	342
Unrecognized tax liabilities	757	4,766	4,766
Total liabilities	47,143	296,720	40,759
Shareholders' equity of the Company
Ordinary shares, par value RMB0.027(HK$0.025) per share: 8,000,000,000 shares authorized; 36,742,832 shares issued and outstanding in 2010 and 37,538,161 shares issued and outstanding in 2011, respectively	156	982	965
Additional paid-in capital	146,782	923,829	916,719
Accumulated deficit	(3,294)	(20,732)	(23,414)
Statutory reserve	12,469	78,478	77,635
Accumulated other comprehensive loss	(7,489)	(47,137)	(23,080)
Total equity of the Company	148,624	935,420	948,825
Non-controlling interest	7,942	49,984
Total equity	156,566	985,404	948,825
TOTAL LIABILITIES AND EQUITY	$ 203,709	1,282,124	989,584